Equity-Accounted Joint Ventures - Other - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 1,067,783	$ 1,155,316
Ownership percentage (in percentage)	100.00%
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 1,072,509	1,155,316
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 97,721	120,920
Ownership percentage (in percentage)	40.00%
Angola LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 90,659	88,465
Ownership percentage (in percentage)	33.00%
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 234,452	264,126
Ownership percentage (in percentage)	50.00%
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 38,678	$ 60,462
Ownership percentage (in percentage)	30.00%		30.00%